Acquisition of QMX Gold Corporation - Allocation of Consideration Paid to Assets and Liabilities (Details) - QMX $ in Thousands	Apr. 07, 2021 USD ($)
Consideration paid:
Share consideration	$ 63,806
Cash consideration	21,988
Cost of shares previously acquired	2,323
Transaction costs	1,659
QMX warrants outstanding	1,130
Total purchase price	$ 90,906